Reconciliation Between U.S. Gaap And Ifrs - Schedule of reconciliation of comprehensive income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of comparative information prepared under previous GAAP [line items]
Profit (loss) for the year	R$ (9,095,107)	R$ 24,615,555	R$ (6,656,162)
Income tax effect on other comprehensive income (loss):
Total comprehensive income (loss) for the year	(9,122,426)	24,575,097	(6,472,510)
Less comprehensive income (loss) attributable to non-controlling interest	(97,311)	(49,966)	(269,197)
Net comprehensive income (loss) attributable to controlling shareholders	R$ (9,025,115)	24,625,063	(6,203,313)
U.S. GAAP
Disclosure of comparative information prepared under previous GAAP [line items]
Profit (loss) for the year		27,393,837	(4,027,661)
Other comprehensive income (loss)
Foreign currency translation adjustments		(110,098)	165,713
Decrease of interest shares in subsidiary			(374,130)
Foreign currency translation adjustments, net		(110,098)	(208,417)
Pension and other postretirement benefit plans:
Net actuarial loss from continuing operations		(918,782)	(130,846)
Pension and other postretirement benefit plans		(918,782)	(130,846)
Income tax effect on other comprehensive income (loss):
Pension and other postretirement benefit plans		312,386	32,157
Income tax effect on other comprehensive income (loss)		312,386	32,157
Total comprehensive income (loss) for the year		26,677,343	(4,334,767)
Less comprehensive income (loss) attributable to non-controlling interest		(49,966)	(64,153)
Net comprehensive income (loss) attributable to controlling shareholders		26,727,309	(4,270,614)
Impairment of long-lived assets
Disclosure of comparative information prepared under previous GAAP [line items]
Profit (loss) for the year		(141,418)	5,526,563
Pension and other postretirement benefit plans:
Pension and other postretirement benefit plans		0	0
Income tax effect on other comprehensive income (loss):
Total comprehensive income (loss) for the year		(141,418)	5,526,563
Net comprehensive income (loss) attributable to controlling shareholders		(141,418)	5,526,563
Business combinations
Disclosure of comparative information prepared under previous GAAP [line items]
Profit (loss) for the year		4,121	4,313
Pension and other postretirement benefit plans:
Pension and other postretirement benefit plans		0	0
Income tax effect on other comprehensive income (loss):
Total comprehensive income (loss) for the year		4,121	4,313
Net comprehensive income (loss) attributable to controlling shareholders		4,121	4,313
Pension plans and other post- retirement benefits
Disclosure of comparative information prepared under previous GAAP [line items]
Profit (loss) for the year		(115,080)	(197,700)
Pension and other postretirement benefit plans:
Net actuarial loss from continuing operations		1,024,297	161,099
Pension and other postretirement benefit plans		1,024,297	161,099
Income tax effect on other comprehensive income (loss):
Pension and other postretirement benefit plans		(348,261)	(42,528)
Income tax effect on other comprehensive income (loss)		(348,261)	(42,528)
Total comprehensive income (loss) for the year		560,956	(79,129)
Net comprehensive income (loss) attributable to controlling shareholders		560,956	(79,129)
Capitalization of interest, net of amortization
Disclosure of comparative information prepared under previous GAAP [line items]
Profit (loss) for the year		(1,780)	(9,322)
Pension and other postretirement benefit plans:
Pension and other postretirement benefit plans		0	0
Income tax effect on other comprehensive income (loss):
Total comprehensive income (loss) for the year		(1,780)	(9,322)
Net comprehensive income (loss) attributable to controlling shareholders		(1,780)	(9,322)
Provision for onerous contracts
Disclosure of comparative information prepared under previous GAAP [line items]
Profit (loss) for the year		(4,493,894)	0
Pension and other postretirement benefit plans:
Pension and other postretirement benefit plans		0	0
Income tax effect on other comprehensive income (loss):
Income tax effect on other comprehensive income (loss)			0
Total comprehensive income (loss) for the year		(4,493,894)	0
Net comprehensive income (loss) attributable to controlling shareholders		(4,493,894)
Settlement of judicial reorganization
Disclosure of comparative information prepared under previous GAAP [line items]
Profit (loss) for the year		(1,331,016)	(6,502,746)
Pension and other postretirement benefit plans:
Pension and other postretirement benefit plans		0	0
Income tax effect on other comprehensive income (loss):
Total comprehensive income (loss) for the year		(1,331,016)	(6,502,746)
Net comprehensive income (loss) attributable to controlling shareholders		(1,331,016)	(6,502,746)
Deferred income tax
Disclosure of comparative information prepared under previous GAAP [line items]
Profit (loss) for the year		3,300,785	(1,449,609)
Other comprehensive income (loss)
Foreign currency translation adjustments			(1,943)
Decrease of interest shares in subsidiary			374,130
Foreign currency translation adjustments, net			372,187
Pension and other postretirement benefit plans:
Pension and other postretirement benefit plans		0	0
Income tax effect on other comprehensive income (loss):
Total comprehensive income (loss) for the year		3,300,785	(1,077,422)
Less comprehensive income (loss) attributable to non-controlling interest			(205,044)
Net comprehensive income (loss) attributable to controlling shareholders		3,300,785	(872,378)
IFRS
Disclosure of comparative information prepared under previous GAAP [line items]
Profit (loss) for the year		24,615,555	(6,656,162)
Other comprehensive income (loss)
Foreign currency translation adjustments		(110,098)	163,770
Decrease of interest shares in subsidiary			0
Foreign currency translation adjustments, net		(110,098)	163,770
Pension and other postretirement benefit plans:
Net actuarial loss from continuing operations		105,515	30,253
Pension and other postretirement benefit plans		105,515	30,253
Income tax effect on other comprehensive income (loss):
Pension and other postretirement benefit plans		(35,875)	(10,371)
Income tax effect on other comprehensive income (loss)		(35,875)	(10,371)
Total comprehensive income (loss) for the year		24,575,097	(6,472,510)
Less comprehensive income (loss) attributable to non-controlling interest		(49,966)	(269,197)
Net comprehensive income (loss) attributable to controlling shareholders		R$ 24,625,063	R$ (6,203,313)